TAXATION	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
TAXATION	9. TAXATION
For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	386	205	475
Adjustments in respect of prior years	(14)	(47)	(15)
Total current tax	372	158	460
Deferred tax:
Charge for the year	23	187	106
Adjustments in respect of prior years	1	33	(7)
Total deferred tax	24	220	99
Tax on profit	396	378	559
The standard rate of UK corporation tax was 28% for banking entities and 25% for non-banking entities (2024: 28% for banking entities and 25% for non-banking entities; 2023: 27.75% for banking entities and 23.5% for non-banking entities) following the introduction of a surcharge on banking companies in 2016. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.
The Santander UK group’s effective tax rate for 2025 was 26.7% (2024: 28.0%, 2023: 26.6%). Tax on profit differs from that calculated at the statutory rate as follows:
For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Profit before tax	1,482	1,349	2,100
Tax calculated at the statutory rate of 25% (2024: 25%, 2023: 23.5%)	371	337	494
Bank surcharge on profits	56	41	85
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	11	12	10
Non-deductible conduct remediation, fines and penalties	(15)	3	13
Other non-deductible costs and non-taxable income	14	26	2
Effect of change in tax rate on deferred tax provision	—	—	2
Tax relief on dividends in respect of other equity instruments	(37)	(36)	(34)
Adjustment to prior year provisions	(13)	(14)	(22)
Tax on profit	396	378	559
It is not anticipated that the OECD Pillar Two rules which became effective from 1 January 2024 will impact the Santander UK group. The Santander UK group has applied the amendments to IAS 12 relating to Pillar Two, issued in May 2023, and no additional disclosures arise.
Current tax assets
Movements in current tax assets during the year were as follows:

		Group
	2025	2024
	£m	£m
At 1 January	506	490
Income statement charge	(372)	(158)
Other comprehensive income charge	(14)	(47)
Corporate income tax paid	46	240
Other movements	189	(19)
At 31 December	355	506
The amount of corporation income tax paid differs from the tax charge for the period as a result of the timing of payments due to the tax authorities, the effects of movements in deferred tax, current tax recognised directly in other comprehensive income and adjustments to prior period current tax provisions. In 2025 other movements for Santander UK group includes £170m relating to amounts payable to related parties in respect of group relief (2024: £nil).
Santander UK group engages in discussion, and co-operates, with HM Revenue & Customs (HMRC) in their oversight of the Santander UK group's tax matters.
The accounting policy for recognising provisions for any tax risks identified is described in Note 1. It is not expected that there will be any material movement in such provisions within the next 12 months.
The Santander UK group consistently applies the UK’s Code of Practice on Taxation for Banks. For more information, see our Taxation Strategy on our website.
Deferred tax
The table below shows the deferred tax balances including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Intangible assets	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	(152)	(117)	110	8	(72)	(6)	(17)	(246)
Income statement credit/(charge)	9	(51)	—	—	(8)	(14)	40	(24)
Transfers/reclassifications	—	—	3	1	—	—	(4)	—
Credited/(charged) to other comprehensive income	—	28	(190)	(5)	—	—	—	(167)
At 31 December 2025	(143)	(140)	(77)	4	(80)	(20)	19	(437)

At 1 January 2024	(8)	(186)	73	3	(70)	18	(16)	(186)
Income statement charge	(144)	(44)	—	—	(2)	(24)	(6)	(220)
Transfers/reclassifications	—	—	2	1	—	—	—	3
Credited to other comprehensive income	—	113	35	4	—	—	5	157
At 31 December 2024	(152)	(117)	110	8	(72)	(6)	(17)	(246)
The deferred tax assets and liabilities above have been recognised in the Santander UK group on the basis that sufficient future taxable profits are forecast within the foreseeable future, in excess of the profits arising from the reversal of existing taxable temporary differences, to allow for the utilisation of the assets as they reverse. Based on the conditions at the balance sheet date, management determined that a reasonably possible change in any of the key assumptions underlying the estimated future taxable profits in the Santander UK group’s three-year plan (described in Note 19) would not cause a reduction in the deferred tax assets recognised.
In 2025 and 2024, unrecognised deferred tax assets on capital losses carried forward were £nil.